Loans (Loans Balances Related to Allowance and the Basis of Impairment Methodology) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	$ 1,900,343	$ 6,203,679
Loans individually evaluated for impairment without specific reserve	4,590,109	3,608,444
Loans collectively evaluated for impairment	569,931,614	532,475,125
Total	576,422,066	542,287,248
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	1,680,100	5,924,354
Loans individually evaluated for impairment without specific reserve	2,959,973	1,720,458
Loans collectively evaluated for impairment	460,157,934	413,842,516
Total	464,798,007	421,487,328
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	220,243	136,654
Loans individually evaluated for impairment without specific reserve	1,630,136	1,887,986
Loans collectively evaluated for impairment	97,021,298	105,101,255
Total	98,871,677	107,125,895
Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		142,671
Loans collectively evaluated for impairment	8,243,260	8,717,775
Total	8,243,260	8,860,446
Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	4,509,122	4,813,579
Total	$ 4,509,122	$ 4,813,579